SHARE- BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized in financial statements
	Six months ended June 30,
	2024	2023
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$188	$294
Share-based compensation - Attributable to non-controlling interests	811	925

	$999	$1,219

Schedule of number of Restricted Stock Units (RSU)
	2024 (*)		2023 (*)
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1,	41,420	12.4	19,658	25.5
Granted	1,300	9.7	33,260	7.5
Vested	(7,127)	14.8	(3,153)	26.1
Forfeited/Expired	(112)	7.5	(1,200)	30.4

Outstanding on June 30,	35,481	11.8	48,565	13.0

(*) Number of RSUs and weighted average grant date fair value have been retroactively adjusted to reflect the reverse share split. See Note 9a.

Schedule of compensation cost of equity-based awards
	Six months ended June 30,
	2024	2023
	Unaudited

Cost of revenues	$15	$-
Research and development, net	232	469
Sales and marketing	345	297
General and administrative	407	453

	$999	$1,219

Employees, consultants and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of share options
	2024 (*)		2023 (*)
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	397,452	28.8	403,602	41.7
Granted	13,300	7.0	47,100	7.1
Exercised	-	-	-	-
Forfeited/Expired	(2,938)	121.1	(36,211)	42.4

Outstanding on June 30,	407,814	26.5	414,491	35.7

Exercisable at June 30,	314,648	30.7	275,770	46.8

(*) Number of options and weighted average exercise prices have been retroactively adjusted to reflect the reverse stock split. See Note 9a.

Employees, consultants and directors of company's subsidiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of share options
	2024		2023
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	2,531,134	1.63	2,273,489	1.72
Granted	138,500	1.46	546,839	1.87
Exercised	(5,000)	0.19	-	-
Forfeited/Expired	(748,576)	0.21	(473,932)	3.15

Outstanding on June 30,	1,916,058	2.17	2,346,396	1.46

Exercisable at June 30,	1,037,638	2.01	1,390,561	0.94